Other information about investments - Profit and loss and balance sheet related to the principal joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investments
Non-current assets	€ 90,269	€ 79,888
Total assets	152,130	137,765
Non-current liabilities	48,075	49,970
Total liabilities	96,900	93,246
Net equity	55,230	44,519	€ 37,493	€ 47,900
Book value of the investment	12,092	5,887	6,749
Revenues and other income	133,687	77,771	44,947
Operating profit (loss)	17,510	12,341	(3,275)
Finance income (expense)	(925)	(788)	(1,045)
Income (expense) from investments	5,464	(868)	(1,658)
Profit (loss) before income taxes	22,049	10,685	(5,978)
Income taxes	(8,088)	(4,845)	(2,650)
Profit (loss)	13,961	5,840	(8,628)
Other comprehensive income (loss)	1,757	2,051	(2,780)
Total other comprehensive income (loss)	15,718	7,891	(11,408)
Profit (loss) attributable to Eni	13,887	5,821	€ (8,635)
Azule Energy Holdings Ltd
Disclosure of detailed information about investments
Current assets	3,869
- of which cash and cash equivalent	966
Non-current assets	21,281
Total assets	25,150
Current liabilities	2,635
- current financial liabilities	159
Non-current liabilities	12,369
- non-current financial liabilities	4,403
Total liabilities	15,004
Net equity	€ 10,146
Eni's % of the investment	50.00%
Book value of the investment	€ 5,073
Revenues and other income	2,422
Operating expense	(956)
Depreciation, amortization and impairments	(1,099)
Operating profit (loss)	367
Finance income (expense)	(142)
Income (expense) from investments	718
Profit (loss) before income taxes	943
Income taxes	(33)
Profit (loss)	910
Other comprehensive income (loss)	(516)
Total other comprehensive income (loss)	394
Profit (loss) attributable to Eni	455
Dividends received from the joint venture	475
Cardon IV SA
Disclosure of detailed information about investments
Current assets	425	285
- of which cash and cash equivalent	7	3
Non-current assets	1,812	1,947
Total assets	2,237	2,232
Current liabilities	431	373
- current financial liabilities	3	4
Non-current liabilities	940	1,301
- non-current financial liabilities	43	430
Total liabilities	1,371	1,674
Net equity	€ 866	€ 558
Eni's % of the investment	50.00%	50.00%
Book value of the investment	€ 433	€ 279
Revenues and other income	942	686
Operating expense	(679)	(546)
Depreciation, amortization and impairments	(127)	(98)
Operating profit (loss)	136	42
Finance income (expense)		(67)
Profit (loss) before income taxes	136	(25)
Income taxes	(122)	(131)
Profit (loss)	14	(156)
Other comprehensive income (loss)	30	39
Total other comprehensive income (loss)	44	(117)
Profit (loss) attributable to Eni	€ 7	(78)
Doggerbank Offshore Wind Farm Project 1 Holdco Ltd
Disclosure of detailed information about investments
Profit (loss)		(1)
Other comprehensive income (loss)		31
Total other comprehensive income (loss)		30
Doggerbank Offshore Wind Farm Project 2 Holdco Ltd
Disclosure of detailed information about investments
Profit (loss)		(1)
Other comprehensive income (loss)		(9)
Total other comprehensive income (loss)		(10)
Mozambique Rovuma Venture SpA
Disclosure of detailed information about investments
Eni's % of the investment	35.71%
Profit (loss)	€ (202)
Other comprehensive income (loss)	72
Total other comprehensive income (loss)	(130)
Saipem SpA
Disclosure of detailed information about investments
Current assets	7,627	6,819
- of which cash and cash equivalent	2,052	1,632
Non-current assets	4,770	4,723
Total assets	12,397	11,542
Current liabilities	6,932	6,844
- current financial liabilities	1,040	1,256
Non-current liabilities	3,352	4,347
- non-current financial liabilities	1,993	2,679
Total liabilities	10,284	11,191
Net equity	€ 2,113	€ 351
Eni's % of the investment	31.20%	31.20%
Book value of the investment	€ 645	€ 137
Revenues and other income	9,991	6,880
Operating expense	(9,455)	(8,532)
Other operating profit (loss)	7	2
Depreciation, amortization and impairments	(445)	(616)
Operating profit (loss)	98	(2,266)
Finance income (expense)	(195)	(140)
Income (expense) from investments	(65)	9
Profit (loss) before income taxes	(162)	(2,397)
Income taxes	(153)	(70)
Profit (loss) - discontinued operations	106
Profit (loss)	(209)	(2,467)
Other comprehensive income (loss)	24	(117)
Total other comprehensive income (loss)	(185)	(2,584)
Profit (loss) attributable to Eni	€ (82)	(752)
Vårgrønn AS
Disclosure of detailed information about investments
Eni's % of the investment	65.00%
Profit (loss)	€ (17)
Other comprehensive income (loss)	(7)
Total other comprehensive income (loss)	(24)
Var Energi ASA
Disclosure of detailed information about investments
Current assets		1,382
- of which cash and cash equivalent		198
Non-current assets		16,589
Total assets		17,971
Current liabilities		2,148
- current financial liabilities		390
Non-current liabilities		14,900
- non-current financial liabilities		4,160
Total liabilities		17,048
Net equity		€ 923
Eni's % of the investment		69.85%
Book value of the investment		€ 645
Revenues and other income		5,191
Operating expense		(1,207)
Other operating profit (loss)		(51)
Depreciation, amortization and impairments		(1,825)
Operating profit (loss)		2,108
Finance income (expense)		(350)
Profit (loss) before income taxes		1,758
Income taxes		(1,729)
Profit (loss)		29
Other comprehensive income (loss)		61
Total other comprehensive income (loss)		90
Profit (loss) attributable to Eni		20
Dividends received from the joint venture		561
Other joint ventures
Disclosure of detailed information about investments
Current assets	741	868
- of which cash and cash equivalent	219	199
Non-current assets	13,639	7,765
Total assets	14,380	8,633
Current liabilities	1,764	1,169
- current financial liabilities	1,278	300
Non-current liabilities	10,740	5,682
- non-current financial liabilities	10,146	5,167
Total liabilities	12,504	6,851
Net equity	1,876	1,782
Book value of the investment	915	996
Revenues and other income	526	341
Operating expense	(463)	(315)
Other operating profit (loss)	25	4
Depreciation, amortization and impairments	(258)	(39)
Operating profit (loss)	(170)	(9)
Finance income (expense)	(167)	(24)
Income (expense) from investments	(4)
Profit (loss) before income taxes	(341)	(33)
Income taxes	62	(3)
Profit (loss)	(279)	(36)
Other comprehensive income (loss)	119	27
Total other comprehensive income (loss)	(160)	(9)
Profit (loss) attributable to Eni	7	(97)
Dividends received from the joint venture	€ 8	€ 25